Restatements	12 Months Ended
Dec. 31, 2025
Restatements [Abstract]
RESTATEMENTS

NOTE 4 – RESTATEMENTS

The Company had amended and restated its December 31, 2023 audited consolidated financial statements. In November 2024, the management conducted a review on the computing of interest expense of convertible promissory note in the aggregate original principal amount of $70 million issued on March 31, 2023. As a result of this review, it was concluded that there were accounting errors in the previously filed financial statements, the interest expense and accrued interest as of December 31, 2023 was understated by approximately $3.46 million. The resulting corrections are noted in the adjustments column in the following tables.

The December 31, 2023 audited consolidated financial statements were restated to correct errors in accounting for accrued liabilities and other payables, and retained earnings.

The following table summarizes changes made to the December 31, 2023 audited consolidated balance sheets:

	December 31, 2023
	As reported	Adjustment	As restated
Balance Sheet:
Accrued liabilities and other payables	$1,070,270	$3,456,400	4,526,670
Total Liabilities	34,622,814	3,456,400	38,079,214

Retained Earnings	26,705,053	(3,456,400)	23,248,653
Total shareholders’ equity attributable to MMTEC, INC.	122,364,406	(3,456,400)	118,908,006
Total liabilities and shareholders’ equity	$156,987,220	$-	$156,987,220

The December 31, 2023 audited condensed consolidated financial statements were restated to correct errors in accounting for interest expense.

The following table summarizes changes made to the December 31, 2023 audited consolidated statements of operations and comprehensive loss:

	December 31, 2023
	As Reported	Adjustment	As Restated

Interest expense	$(746,410)	(3,456,400)	(4,202,810)
NET LOSS	(4,391,980)	(3,456,400)	(7,848,380)
NET INCOME ATTRIBUTABLE TO MMTEC, INC.	$48,958,083	$(3,456,400)	$45,501,683

GAIN(LOSS) EARNINGS PER SHARE - BASIC AND DILUTED
Continuing operations	(0.04)	(0.55)	(0.59)
Discontinued operations	0.51	3.52	4.03

The following table summarizes changes made to the December 31, 2023 audited consolidated statements of cash flows:

	December 31, 2023
	As Reported	Adjustment	As Restated
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss from continuing operations	$(4,391,980)	$(3,456,400)	$(7,848,380)
Adjustments to reconcile net loss from operations to net cash used in operating activities:
Imputed interest expense	693,299	3,506,701	4,200,000
Interest income on notes receivable	-	(50,301)	(50,301)
NET CASH USED IN OPERATING ACTIVITIES:	$(5,151,508)	$-	$(5,151,508)